Redeemable Convertible Preferred Stock (Details) (USD $)	1 Months Ended	12 Months Ended		12 Months Ended								12 Months Ended
	Sep. 30, 2009 Redeemable Convertible Preferred Stock	Dec. 31, 2009 Redeemable Convertible Preferred Stock	Sep. 29, 2009 Redeemable Convertible Preferred Stock Numerator Denominator	Dec. 31, 2009 Series A	Dec. 31, 2009 Series A-1	Dec. 31, 2009 Series B	Dec. 31, 2009 Series C	Dec. 31, 2009 Series D	Dec. 31, 2009 Series E	Dec. 31, 2008 Series E	Sep. 29, 2009 Series E Numerator Denominator	Dec. 31, 2009 Series F
Redeemable convertible preferred stock activity
Balance at the beginning of the period		$ 234,954,000		$ 8,375,000	$ 4,352,000	$ 19,996,000	$ 30,281,000	$ 69,941,000	$ 102,009,000
Balance at the beginning of the period (in shares)			57,533,713	8,312,000	2,925,000	9,624,000	8,988,000	10,670,000	6,153,000
Sale of series F redeemable convertible preferred stock, net of issuance costs of $262		99,590,000										99,590,000
Sale of series F redeemable convertible preferred stock, net of issuance costs of $262 (in shares)												10,862,000
Stock issuance costs										88,000		262,000
Accretion of redeemable convertible preferred stock to redemption value		45,000		1,000	5,000	1,000	2,000	8,000	11,000			17,000
Conversion of redeemable convertible preferred stock to common stock		(334,589,000)		(8,376,000)	(4,357,000)	(19,997,000)	(30,283,000)	(69,949,000)	(102,020,000)			(99,607,000)
Conversion of redeemable convertible preferred stock to common stock (in shares)				(8,312,000)	(2,925,000)	(9,624,000)	(8,988,000)	(10,670,000)	(6,153,000)			(10,862,000)
Balance at the end of the period										102,009,000
Balance at the end of the period (in shares)			57,533,713							6,153,000
Issue price per share												$ 9.20
Gross proceeds from issuance of shares												$ 99,900,000
Redeemable convertible preferred stock conversion ratio, numerator			1								1
Redeemable convertible preferred stock conversion ratio, denominator			1								1.38
Conversion of redeemable convertible preferred stock into shares of common stock (in shares)	59,881,160